Investments in Joint Ventures and Associates (Tables)	6 Months Ended
Jun. 30, 2023
Investments in subsidiaries, joint ventures and associates reported in separate financial statements [abstract]
Schedule of Permanent Investments in joint Ventures and Associates
A. The investments in joint ventures and associates as of June 30, 2023 and December 31, 2022 were as follows:

	Percentage of investment	June 30, 2023		December 31, 2022
Sierrita Gas Pipeline LLC	35.00%	Ps.	845,220	Ps.	1,051,626
Frontera Brownsville, LLC	50.00%	370,391		410,097
Texas Frontera, LLC	50.00%	177,635		185,967
CH 4 Energía, S.A. de C.V.	50.00%	161,658		170,188
Administración Portuaria Integral de Dos Bocas, S. A. de C.V.	40.00%	112,792		91,537
Other, net	Various	119,786		134,551
Total		Ps.	1,787,482	Ps.	2,043,966

Schedule (Loss) Profit Sharing in Joint Ventures and Associates
Profit (loss) sharing in joint ventures and associates:

	Six-month periods ended June 30,
	2023		2022
Texas Frontera, LLC	31,239		7,256
Sierrita Gas Pipeline LLC	28,753		81,445
CH4 Energía, S.A. de C.V.	22,970		20,809
Administración Portuaria Integral de Dos Bocas, S.A. de C.V.	21,256		2,201
Frontera Brownsville, LLC	1,623		7,428
Other, net	46,128		42,009
Profit sharing in joint ventures and associates, net	Ps.	151,969	Ps.	161,148

	Three-month periods ended June 30,
	2023		2022
Texas Frontera, LLC	19,351		4,264
CH4 Energía, S.A. de C.V.	11,049		4,344
Frontera Brownsville, LLC	704		4,505
Administración Portuaria Integral de Dos Bocas, S.A. de C.V.	(9,042)		19,744
Sierrita Gas Pipeline LLC	(778)		48,643
Other, net	20,729		15,642
Profit sharing in joint ventures and associates, net	Ps.	42,013	Ps.	97,142

Summary of Business Acquisition Consideration Transferred
PEMEX’s purchase of control of Deer Park, through the 50.005% interest owned by Shell, included the following:

Cash paid to Shell	Ps.	8,597,743	U.S.$	421,396
Payment of debt to third parties	18,289,066		896,391
Payment of DPRLP’s debt to company partners	3,496,054		171,350
Total consideration paid in cash	Ps.	30,382,863	U.S.$	1,489,137
Settlement of pre-existing relationship	6,663,803		326,609
Total consideration paid in cash and settlement of pre-existing relationship	Ps.	37,046,666	U.S.$	1,815,746
At the acquisition date, considering the amount of the value of the net assets and the consideration transferred, a gain at a bargain purchase was determined as follows:

Total consideration transferred	Ps.	37,046,666	U.S.$	1,815,746
Fair value of the identifiable net assets acquired	(38,317,854)		(1,878,050)
Gain on bargain purchase	Ps.	(1,271,188)	U.S.$	(62,304)

Disclosure of Identifiable Assets Acquired And Liabilities Assumed
The following table summarizes the fair value of the identifiable assets acquired, including the recognized value of the PEMEX interest prior to the purchase.

Cash and cash equivalents	Ps.	1,597,759	U.S.$	78,310
Inventories	6,918,473		339,091
Other current assets	131,661		6,453
Total current Assets	Ps.	8,647,893	U.S.$	423,854
Property, Plant and Equipment	29,669,961		1,454,196
Total identifiable net assets acquired	Ps.	38,317,854	U.S.$	1,878,050